UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rigel Capital, LLC
Address: 3930 Two Union Square

         Seattle, WA  98101

13F File Number:  28-10936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leo Camo
Title:     Assistant Vice President
Phone:     206-467-2770

Signature, Place, and Date of Signing:

     Leo Camo     Seattle, WA     August 7, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $29,929 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCEBERGEN CORP         COM              03073E105      742    17690 SH       SOLE                    17690        0        0
AT&T INC                       COM              00206R102      903    32370 SH       SOLE                    32370        0        0
BAKER HUGHES INC               COM              057224107      851    10393 SH       SOLE                    10393        0        0
BARD C R INC                   COM              067383109      271     3695 SH       SOLE                     3695        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      524     6610 SH       SOLE                     6610        0        0
CATERPILLAR INC DEL            COM              149123101      695     9335 SH       SOLE                     9335        0        0
CELGENE CORP                   COM              151020104      752    15855 SH       SOLE                    15855        0        0
CHUBB CORP                     COM              171232101      816    16345 SH       SOLE                    16345        0        0
CISCO SYS INC                  COM              17275R102      558    28560 SH       SOLE                    28560        0        0
CLOROX CO DEL                  COM              189054109      484     7940 SH       SOLE                     7940        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      704    10455 SH       SOLE                    10455        0        0
COLGATE PALMOLIVE CO           COM              194162103     1093    18250 SH       SOLE                    18250        0        0
COSTCO WHSL CORP NEW           COM              22160K105      801    14023 SH       SOLE                    14023        0        0
CSX CORP                       COM              126408103      461     6540 SH       SOLE                     6540        0        0
DANAHER CORP DEL               COM              235851102      762    11842 SH       SOLE                    11842        0        0
DISNEY WALT CO                 COM DISNEY       254687106      729    24308 SH       SOLE                    24308        0        0
DOVER CORP                     COM              260003108      767    15520 SH       SOLE                    15520        0        0
FEDEX CORP                     COM              31428X106      907     7765 SH       SOLE                     7765        0        0
GARMIN LTD                     ORD              G37260109      355     3364 SH       SOLE                     3364        0        0
GILEAD SCIENCES INC            COM              375558103      803    13571 SH       SOLE                    13571        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106      259     3495 SH       SOLE                     3495        0        0
HALLIBURTON CO                 COM              406216101      643     8664 SH       SOLE                     8664        0        0
HEWLETT PACKARD CO             COM              428236103      461    14546 SH       SOLE                    14546        0        0
JOHNSON & JOHNSON              COM              478160104      544     9080 SH       SOLE                     9080        0        0
KERR MCGEE CORP                COM              492386107      671     9680 SH       SOLE                     9680        0        0
MARATHON OIL CORP              COM              565849106      813     9755 SH       SOLE                     9755        0        0
MERRILL LYNCH & CO INC         COM              590188108      271     3890 SH       SOLE                     3890        0        0
NORFOLK SOUTHERN CORP          COM              655844108      827    15530 SH       SOLE                    15530        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      358     6647 SH       SOLE                     6647        0        0
OFFICE DEPOT INC               COM              676220106      874    22989 SH       SOLE                    22989        0        0
PEPSICO INC                    COM              713448108     1139    18965 SH       SOLE                    18965        0        0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102      826    14850 SH       SOLE                    14850        0        0
PROCTER & GAMBLE CO            COM              742718109      366     6578 SH       SOLE                     6578        0        0
PRUDENTIAL FINL INC            COM              744320102      670     8623 SH       SOLE                     8623        0        0
QUEST DIAGNOSTICS INC          COM              74834L100      591     9855 SH       SOLE                     9855        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      321     1532 SH       SOLE                     1532        0        0
SCHLUMBERGER LTD               COM              806857108      806    12385 SH       SOLE                    12385        0        0
STAPLES INC                    COM              855030102      674    27680 SH       SOLE                    27680        0        0
STATE STR CORP                 COM              857477103      711    12241 SH       SOLE                    12241        0        0
TEXAS INSTRS INC               COM              882508104      233     7700 SH       SOLE                     7700        0        0
TXU CORP                       COM              873168108      801    13400 SH       SOLE                    13400        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      843    13300 SH       SOLE                    13300        0        0
WASHINGTON MUT INC             COM              939322103      322     7054 SH       SOLE                     7054        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101      681    13718 SH       SOLE                    13718        0        0
WELLS FARGO & CO NEW           COM              949746101      928    13830 SH       SOLE                    13830        0        0
WYETH                          COM              983024100      318     7150 SH       SOLE                     7150        0        0